Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 60,165,000	$ 35,527,000
Receivable with an independent logistic operator	38,213,000
Accounts receivable from related parties	16,773,000	73,664,000
Tangible asset impairment charges	2,958,000	1,982,000	1,715,000
Impairment of goodwill	0	683,000	2,077,000
Accounts payable for outsourcing	1,859,000	1,988,000
Post-employment payment period	30 days
Accumulated post-employment obligation	3,456,000	2,506,000
Unrecognized prior service costs	1,258,000	1,837,000
Unrecognized prior service costs, net of deferred income tax	427,000	624,000
Post-employment expenses	1,758,000	669,000
Post-employment expenses, service cost	579,000
Amount settled related to obligation	229,000
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	160,184,000	147,194,000	139,749,000
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 49,820,000	$ 46,614,000	$ 44,779,000
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Initial Franchise Fee [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	20 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years